Significant Accounting Policies - Additional Information (Details) € in Millions	3 Months Ended
Dec. 31, 2024 EUR (€)
Disclosure of changes in accounting estimates [abstract]
Change in accounting policy and reclassified from treasury shares to share premium	€ 355.8